UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6180

Name of Fund: Merrill Lynch Utilities and Telecommunications Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Utilities and Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------
Country         Industry*                      Shares Held   Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Belgium - 0.7%  Wireless Telecommunication          11,100   Mobistar SA (b)                                   $     996,727
                Services - 0.7%
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Belgium                          996,727
----------------------------------------------------------------------------------------------------------------------------
Brazil - 2.0%   Diversified Telecommunication       18,000   Brasil Telecom Participacoes SA                         612,000
                Services - 0.4%
                ------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.1%           70,000   CPFL Energia SA (a)(b)
                ------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication          90,900   Telesp Celular Participacoes SA (b)                     629,937
                Services - 0.5%
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Brazil                         2,865,937
----------------------------------------------------------------------------------------------------------------------------
Canada - 6.9%   Diversified Telecommunication      156,900   BCE, Inc.                                             3,677,736
                Services - 4.8%                    106,724   TELUS Corp.                                           3,252,872
                                                                                                               -------------
                                                                                                                   6,930,608
                ------------------------------------------------------------------------------------------------------------
                Oil & Gas - 2.0%                    22,300   EnCana Corp.                                          1,484,187
                                                    42,000   Talisman Energy, Inc.                                 1,446,480
                                                                                                               -------------
                                                                                                                   2,930,667
                ------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication          16,530   Stratos Global Corp. (b)                                134,478
                Services - 0.1%
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Canada                         9,995,753
----------------------------------------------------------------------------------------------------------------------------
France - 1.4%   Diversified Telecommunication       24,700   France Telecom SA (b)                                   747,510
                Services - 0.5%
                ------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated       31,000   Suez SA                                                 841,473
                Power - 0.9%                        14,200   Veolia Environnement                                    495,147
                                                                                                               -------------
                                                                                                                   1,336,620
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in France                         2,084,130
----------------------------------------------------------------------------------------------------------------------------
Germany - 3.5%  Diversified Telecommunication       90,200   Deutsche Telekom AG                                   1,894,080
                Services - 1.3%
                ------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.8%           29,700   E.ON AG                                               2,678,744
                ------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated        9,000   RWE AG                                                  547,731
                Power - 0.4%
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Germany                        5,120,555
----------------------------------------------------------------------------------------------------------------------------
Italy - 3.1%    Diversified Telecommunication      822,576   Telecom Italia SpA                                    2,845,091
                Services - 2.0%
                ------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.1%          166,600   Enel SpA                                              1,607,220
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Italy                          4,452,311
----------------------------------------------------------------------------------------------------------------------------
Mexico - 1.7%   Diversified Telecommunication       35,000   Telefonos de Mexico SA de CV (a)                      1,372,350
                Services - 1.0%
                ------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication          17,700   America Movil SA de CV (a)                            1,038,990
                Services - 0.7%
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Mexico                         2,411,340
----------------------------------------------------------------------------------------------------------------------------
Portugal        Diversified Telecommunication       61,800   Portugal Telecom SGPS SA Registered Shares              752,217
- 0.5%          Services - 0.5%
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Portugal                         752,217
----------------------------------------------------------------------------------------------------------------------------
Spain - 5.8%    Diversified Telecommunication      192,200   Telefonica SA                                         3,546,121
                Services - 2.4%
                ------------------------------------------------------------------------------------------------------------
                Electric Utilities - 3.4%           67,900   Endesa SA                                             1,540,271
                                                   128,200   Iberdrola SA                                          3,389,711
                                                                                                               -------------
                                                                                                                   4,929,982
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Spain                          8,476,103
----------------------------------------------------------------------------------------------------------------------------
United Kingdom  Electric Utilities - 2.2%           70,800   Scottish & Southern Energy Plc                        1,196,379
- 5.0%                                             264,600   Scottish Power Plc                                    2,089,114
                                                                                                               -------------
                                                                                                                   3,285,493
                ------------------------------------------------------------------------------------------------------------

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------
Country         Industry*                      Shares Held   Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
United Kingdom  Gas Utilities - 0.2%                81,000   Centrica Plc                                      $     368,896
(concluded)     ------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated      113,775   National Grid Transco Plc                             1,105,341
                Power - 0.8%
                ------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication          97,900   Vodafone Group Plc (a)                                2,573,791
                Services - 1.8%
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the United Kingdom             7,333,521
----------------------------------------------------------------------------------------------------------------------------
United States   Diversified Telecommunication       46,900   Alltel Corp.                                          2,682,680
- 67.1%         Services - 12.1%                   139,900   BellSouth Corp.                                       3,609,420
                                                    17,400   CenturyTel, Inc.                                        585,336
                                                    50,900   Citizens Communications Co.                             679,006
                                                   144,900   SBC Communications, Inc.                              3,484,845
                                                    96,500   Sprint Corp.                                          2,285,120
                                                   118,300   Verizon Communications, Inc.                          4,255,251
                                                                                                               -------------
                                                                                                                  17,581,658
                ------------------------------------------------------------------------------------------------------------
                Electric Utilities - 28.6%          26,700   Ameren Corp.                                          1,374,249
                                                    52,700   American Electric Power Co., Inc.                     1,760,180
                                                    50,662   Cinergy Corp.                                         2,049,278
                                                    69,200   Cleco Corp.                                           1,404,068
                                                    16,700   DTE Energy Co.                                          738,474
                                                    67,100   Edison International                                  2,179,408
                                                    52,800   Entergy Corp.                                         3,649,536
                                                   100,000   Exelon Corp.                                          4,536,000
                                                    16,400   FPL Group, Inc.                                       1,301,340
                                                    46,600   FirstEnergy Corp.                                     1,921,784
                                                    56,700   NSTAR                                                 3,146,850
                                                    12,100   OGE Energy Corp.                                        313,995
                                                    41,000   PG&E Corp.                                            1,442,380
                                                    68,600   PPL Corp.                                             3,741,444
                                                    31,800   Pinnacle West Capital Corp.                           1,327,650
                                                    72,000   The Southern Co.                                      2,312,640
                                                    97,500   TXU Corp.                                             7,434,375
                                                    28,600   Wisconsin Energy Corp.                                  992,992
                                                                                                               -------------
                                                                                                                  41,626,643
                ------------------------------------------------------------------------------------------------------------
                Gas Utilities - 5.3%                33,100   AGL Resources, Inc.                                   1,145,922
                                                    63,300   KeySpan Corp.                                         2,503,515
                                                    60,400   New Jersey Resources Corp.                            2,681,760
                                                    19,900   NiSource, Inc.                                          450,536
                                                    21,000   UGI Corp.                                               939,750
                                                                                                               -------------
                                                                                                                   7,721,483
                ------------------------------------------------------------------------------------------------------------
                Media - 1.1%                        53,000   Cablevision Systems Corp. Class A (b)                 1,646,180
                ------------------------------------------------------------------------------------------------------------
                Metals & Mining - 1.4%              21,300   Peabody Energy Corp.                                  2,068,230
                ------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated       59,300   Constellation Energy Group, Inc.                      3,052,171
                Power - 12.9%                       66,837   Dominion Resources, Inc.                              4,814,269
                                                    28,000   Duke Energy Corp.                                       755,720
                                                    15,800   Energy East Corp.                                       406,376

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------
Country         Industry*                      Shares Held   Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
United States   Multi-Utilities & Unregulated       17,100   Equitable Resources, Inc.                         $   1,015,398
(concluded)     Power (concluded)                   14,200   NRG Energy, Inc. (b)                                    546,842
                                                    27,100   National Fuel Gas Co.                                   767,472
                                                    32,000   Oneok, Inc.                                             937,600
                                                    31,000   Ormat Technologies, Inc. (b)                            481,120
                                                    42,900   Public Service Enterprise Group, Inc.                 2,340,195
                                                    24,300   Questar Corp.                                         1,288,386
                                                    41,400   SCANA Corp.                                           1,574,856
                                                    19,500   Sempra Energy                                           780,000
                                                                                                               -------------
                                                                                                                  18,760,405
                ------------------------------------------------------------------------------------------------------------
                Oil & Gas - 4.4%                     5,500   ConocoPhillips                                          609,895
                                                    13,800   Devon Energy Corp.                                      645,702
                                                    31,800   EOG Resources, Inc.                                   2,897,616
                                                    11,000   Kinder Morgan, Inc.                                     881,870
                                                    71,800   Williams Cos., Inc.                                   1,351,994
                                                                                                               -------------
                                                                                                                   6,387,077
                ------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication          30,000   Nextel Communications, Inc. Class A (b)                 882,900
                Services - 1.3%                     28,400   Nextel Partners, Inc. Class A (b)                       565,444
                                                    11,300   Western Wireless Corp. Class A (b)                      444,090
                                                                                                               -------------
                                                                                                                   1,892,434
                ------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the United States             97,684,110
----------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments in Common Stocks
                                                             (Cost - $94,573,921) - 97.7%                        142,172,704
----------------------------------------------------------------------------------------------------------------------------

                                               Face Amount   Trust Preferred
----------------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated  $ 1,092,450   AES Trust III,  6.75% due 10/15/2029                  1,082,823
                Power - 0.8%
                ------------------------------------------------------------------------------------------------------------
                                                             Total Investments in Trust Preferred
                                                             (Cost - $659,862) - 0.8%                              1,082,823
----------------------------------------------------------------------------------------------------------------------------

                                       Beneficial Interest   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------
                                               $ 2,091,145   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                             Series I (c)                                          2,091,145
                ------------------------------------------------------------------------------------------------------------
                                                             Total Investments in Short-Term Securities
                                                             (Cost - $2,091,145) - 1.4%                            2,091,145
----------------------------------------------------------------------------------------------------------------------------
                Total Investments (Cost - $97,324,928**) - 99.9%                                                 145,346,672

                Other Assets Less Liabilities - 0.1%                                                                 151,286
                                                                                                               -------------
                Net Assets - 100.0%                                                                            $ 145,497,958
                                                                                                               =============

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2005                (in U.S. dollars)

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 97,436,516
                                                                   ============
      Gross unrealized appreciation                                $ 48,275,128
      Gross unrealized depreciation                                    (364,972)
                                                                   ------------
      Net unrealized appreciation                                  $ 47,910,156
                                                                   ============

(a)   Depositary Receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      Affiliate                                                        Net Activity         Interest Income
      -----------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I         $ (2,455,807)          $     21,023
      -----------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Utilities and Telecommunications Fund, Inc.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: April 22, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: April 22, 2005